Derivative Instruments and Hedging Activities - Commitment of Foreign Currency Forward Contracts (Detail) - Jun. 30, 2015 € in Thousands, SGD in Thousands, NOK in Thousands, $ in Thousands	USD ($) NOK / $ € / $ SGD / $	NOK NOK / $ € / $ SGD / $	EUR (€) NOK / $ € / $ SGD / $	SGD NOK / $ € / $ SGD / $
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability)	$ (15,349)
Expected Maturity Amount of Foreign Currency Derivatives in Current Year	79,451
Expected Maturity Amount of Foreign Currency Derivatives in Next Fiscal Year	95,678
Expected Maturity Amount of Foreign Currency Derivatives in Year Two	$ 8,585
Euro [Member]
Derivative [Line Items]
Average Forward Rate | € / $	0.88	0.88	0.88	0.88
Fair Value / Carrying Amount of Asset (Liability)	$ (593)
Expected Maturity Amount of Foreign Currency Derivatives in Current Year	24,011
Expected Maturity Amount of Foreign Currency Derivatives in Next Fiscal Year	$ 2,413
Euro [Member] | Foreign currency forward contracts [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | €			€ 23,137
Norwegian Kroner [Member]
Derivative [Line Items]
Average Forward Rate | NOK / $	7.06	7.06	7.06	7.06
Fair Value / Carrying Amount of Asset (Liability)	$ (14,809)
Expected Maturity Amount of Foreign Currency Derivatives in Current Year	55,440
Expected Maturity Amount of Foreign Currency Derivatives in Next Fiscal Year	76,728
Expected Maturity Amount of Foreign Currency Derivatives in Year Two	$ 8,585
Norwegian Kroner [Member] | Foreign currency forward contracts [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | NOK		NOK 993,500
Singapore Dollar [Member]
Derivative [Line Items]
Average Forward Rate | SGD / $	1.36	1.36	1.36	1.36
Fair Value / Carrying Amount of Asset (Liability)	$ 53
Expected Maturity Amount of Foreign Currency Derivatives in Next Fiscal Year	$ 16,537
Singapore Dollar [Member] | Foreign currency forward contracts [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | SGD				SGD 22,442